OPPENHEIMER TRINITY CORE FUND
                 Supplement dated August 30, 1999 to the
                    Prospectus dated August 30, 1999


As of the date of this Prospectus, all share classes of this Fund are not available for sale.





























August 30, 1999                                               PS0211.001


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                          OPPENHEIMER TRINITY CORE FUND
                 Supplement dated August 30, 1999 to the
        Statement of Additional Information dated August 30, 1999

      As of the date of this Statement of Additional Information, all share classes of this Fund are not available for sale.




































August 30, 1999                                               PX0211.001


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